Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Selling and marketing	$ 14,364	$ 24,077	$ 10,698
Research and development	3,357	4,419	3,982
General and administrative	36,145	23,012	14,971
Total operating expenses	127,957	51,508	29,651
Net loss	(46,116)	(89,215)	(28,619)
Other comprehensive income (loss), net of tax:
Foreign currency translation	(4,549)	404	3,598
Other comprehensive (loss) income	(4,549)	404	3,598
Comprehensive loss	(73,617)	(89,128)	(25,097)
Parent
Condensed Income Statements, Captions [Line Items]
Selling and marketing	0	54	48
Research and development	0	204	283
General and administrative	109	5,394	7,166
Reportable legal entities | Parent
Condensed Income Statements, Captions [Line Items]
Selling and marketing		1,504
Research and development		107	1
General and administrative	371	11,505	4,503
Total operating expenses	371	13,116	4,504
Equity in loss of subsidiaries and variable interest entities	(45,745)	(76,099)	(24,115)
Net loss	(46,116)	(89,215)	(28,619)
Other comprehensive income (loss), net of tax:
Foreign currency translation	(4,222)	404	3,598
Other comprehensive (loss) income	(4,222)	404	3,598
Comprehensive loss	$ (50,338)	$ (88,811)	$ (25,021)